Subsequent events (Details) $ in Thousands					3 Months Ended	12 Months Ended
	Feb. 07, 2023 shares	Dec. 31, 2022	Dec. 14, 2022 USD ($) T	Jul. 11, 2022	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 23, 2023 director	Mar. 10, 2023 T	Feb. 28, 2023 T	Jan. 16, 2023 board_member	Jan. 11, 2023 T
Disclosure of non-adjusting events after reporting period [line items]
Gains on disposal of vessels/other tangible assets | $						$ 96,160	$ 15,068	$ 22,728
Famatown and Frontline | Euronav NV
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		24.90%
CMB | Euronav NV
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		25.00%
Euronav and Frontline Merger
Disclosure of non-adjusting events after reporting period [line items]
Stock-for-stock combination, number of Frontline shares for every Euronav share				1.45
Major business combination | Euronav and Frontline Merger
Disclosure of non-adjusting events after reporting period [line items]
Number of additional Supervisory Board members proposed | board_member												2
Number of new Directors appointed | director									4
Major business combination | Euronav and Frontline Merger | Famatown and Frontline | Euronav NV
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares	50,426,748
Percentage of voting equity interests acquired	24.99%
Major business combination | Euronav and Frontline Merger | CMB | Euronav NV
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	25.00%
Vessels | Suezmax Cap Charles
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity			158,881
Sale price | $			$ 40,500
Vessels | Suezmax Cap Charles | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Gains on disposal of vessels/other tangible assets | $					$ 22,100
Vessels | Cassius | Major delivery of assets
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity													299,158
Vessels | Camus | Major delivery of assets
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity											299,158
Vessels | FSO Safer
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity										406,639